LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
Recoverable value-added input tax	$ 2,203	$ 2,907
Prepayment for mining machines	21,326
Prepayment for data center materials	3,974
Others	59	55
Long-term prepayments and other non-current assets	$ 27,562	$ 2,962